Contract Balances - Summary of Reconciliation pf Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue [Abstract]
Balance as of January 1,	¥ 21,821	¥ 14,999
Addition during the year	32,380	31,854
Recognized in revenue during the year	(28,061)	(25,032)
Balance as of December 31,	¥ 26,140	¥ 21,821